UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2016

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Investor Class: CZOVX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Investor Class: ZMNVX)
(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund
(Investor Class: ZSCCX)
 (Institutional Class: ZSCIX)

Zacks Dividend Fund
(Investor Class: ZDIVX)

ANNUAL REPORT
November 30, 2016

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	9
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Statement of Cash Flows	42
Financial Highlights	43
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	60
Supplemental Information	61
Expense Examples	68

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2016:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund

The Zacks All-Cap Core Fund Investor Class returned 3.92% for the one year period ending November 2016, underperforming the Russell 3000 which returned 8.31% for the same period.

Sector and industry allocation made a modest positive contribution, while stock selection detracted, which explains underperformance relative to Russell 3000 benchmark. Among the major allocation decisions, underweight in Healthcare stood out. Russell 3000 Healthcare Sector was the only sector that fell in negative territory while the aggregate index pulled 12.69%. All Cap Core Strategy was underweight in the Healthcare sector by about 2.5% average. Similarly – underweight in Consumer Discretionary by 1.6%, and overweight in the Utilities sector by 1.6% paid off. The sector allocation that cost us the most were under allocation to Energy sector which came to be the stronger sector among Russell 3000 index with full year performance of 26.65%.

The key investing theme for All Cap strategy is to find the companies where business fundamentals are improving. While we evaluate improvement in business fundamental through various qualitative and quantitative tools, one of the key indicators are EPS Estimate Revision, and Sales Estimate Revision. Essentially – we favor companies where estimate for future EPS and sales are rising. In 2016, both high EPS ESP Estimate Revision and High Sales Estimate Revision companies underperformed low EPS Estimate Revision, and low Sales Estimate Revision by wide margin.

Market Neutral Fund
The Zacks Market Neutral Investor Class fund outperformed its equivalent benchmarks achieving a gain of 5.52%, for the one year period ending November 2016, versus .the Citigroup 3-Month T-Bill which returned .25%.

As in other quarters in 2016, Our Market Neutral strategy delivered a strong performance in this quarter as well. In 2016, the strategy delivered a net return that outperformed significantly over similar funds in the industry. With such a strong performance, we are proud that this strategy has been upgraded to 4-star fund at the end of 2016.

Utility Sector, Technology sector and energy sector are the top 3 performing sectors in the strategy with both long positions and short positions delivered positive alpha relative to their counterparts in the investment universe. Other sectors, such as Basic Materials and Finance, are relatively neutral with both long and short sides offset each other. Healthcare and REITs Sector are few sectors that had negative attribution to the overall portfolio.

Out of most investors’ expectation, the market was resilient in extending its phenomenal rally post the presidential election. The equity markets had a much higher implied volatility within quarter due to the mixed economy and the political scenario. And we are delighted that our disciplined and dispassionate approach standoff through this implied volatility. Looking forward, we are very confident that the well-defined methodology embedded portfolio will continue to serve to protect the best interest of our investors against the market volatility.

Zacks Small-Cap Core Fund
The Zacks Small-Cap Core Investor Class fund returned 10.57% for the one year period ending November 2016, under-performing the Russell 2000 Index which returned 12.08%.

A risk-on environment followed the election of Donald Trump as U.S. president. Trump administration policies are anticipated to produce greater fiscal stimulus and infrastructure investments, a strengthening dollar and U.S. economic growth; this especially favored domestic small-cap stocks.

The fund’s overweight to Industrials and underweight to Consumer Staples supported performance. Conversely, the fund’s underweight to Financials hampered performance as rising bond yields and prospects for economic growth improved the earnings potential for many small banks.

Zacks Small-Cap Core Fund positioning was advantageous in eight of ten sectors including Financials, Information Technology, Materials, Consumer Staples, Telecommunications, Health Care, Industrials and Utilities based on allocation and selection effects. In the Real Estate and Energy sectors, the fund underperformed.

If expectations for U.S. economic growth continue to rise, then growth-sensitive small-cap stocks could continue to see strong gains as investor’s will likely maintain an appetite for risk.

Zacks Dividend Fund
The Zacks Dividend Fund Investor Class returned 10.50% as of November 2016, underperforming the Russell 1000 Value Index which returned 12.02%.

Presidential election in the US was the most influential market moving event of the quarter. Federal Reserve raised interest rates for the first time this year in a show of confidence in economy and job growth. Also petroleum producing countries agreed to an output cut in an effort to shore up oil prices.

Market entered the quarter more upbeat about the resumption of corporate profit growth, stabilization of commodity demand and global economic growth. The election cleared all the political uncertainties with one party gaining control of presidency and congress and promising action on tax reform and fiscal stimulus in the form of infrastructure investments provided more optimism about future economic growth. These increased investors risk appetite as well as future inflation expectations. A sell-off in bonds and associated rise in yields and a stronger equity market rally that continued till the end of the year marked the quarter.

In the ‘large value’ space, Financials, Industrials, and Energy stocks outperformed over the quarter. Consumer Staples, Health Care, and Technology underperformed. Our underweight in Energy and overweight in Staples and Health Care hurt the relative performance. Our tactical decision to overweight Industrials helped our relative performance.

If markets expectations of favorable fiscal policies are implemented in a way that runaway inflation is avoided allowing Federal Reserve to maintain their measured, and market-friendly approach to raising interest rates, and the US and global economic growth picks up momentum then the market should do well in the coming months. We believe the strategy should continue to produce attractive returns.

Conclusion
The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed toward more growth and risks from event-driven politics appear to be nominal. We remain bullish on U.S. equities in 2017 as they remain attractive relative to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information. In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Past Performance is no guarantee of future results. Performance shown represents that of the Fund’s Investor Share Class at NAV.

The Zacks Funds are distributed by IMST Distributors, LLC.

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 3000 Index during the period shown . The performance graph above is shown for the Fund’s Investor Class shares, Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2016	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Investor Class	3.92%	11.30%	5.58%
Class C1	3.10%	10.44%	4.79%
After deducting maximum sales charge
Class C1	2.13%	10.44%	4.79%
Russell 3000 Index	8.31%	14.41%	7.00%

¹	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.76% and 1.73%, respectively, and for Class C shares were 2.51% and 2.48%, respectively, which were the amounts stated in the current prospectus dated April 1, 2016. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 2.40% of the average daily net assets for Investor Class shares and Class C shares of the Fund, respectively. This agreement is in effect until March 31, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Market Neutral Fund
FUND PERFORMANCE at November 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Citigroup 3 Month T-Bill Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months. As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2016	1 Year	5 Years	Since Inception	Inception Date
Investor Class	5.52%	1.57%	-0.31%	07/24/08
Institutional Class	4.83%	0.82%	-1.05%	07/24/08
Citigroup 3 Month T-Bill Index	0.25%	0.08%	0.16%	07/24/08

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 6.79% and 4.65%, respectively, and for Institutional Class shares were 6.54% and 4.40%, respectively, which were the amounts stated in the current prospectus dated April 1, 2016. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 1.40% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged, and it is not available for investment.

Average Annual Total Return as of November 30, 2016	1 Year	5 Years	Since Inception	Inception Date
Investor Class	10.57%	16.00%	13.06%	06/30/11
Institutional Class	10.98%	16.31%	13.37%	02/28/14
Russell 2000 Index	12.08%	13.98%	10.58%	06/30/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.66% and 1.39%, respectively, and for Institutional Class shares were 1.41% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2016. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund
FUND PERFORMANCE at November 30, 2016 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not available for investment.

Average Annual Total Return as of November 30, 2016	1 Year	Since Inception	Inception Date
Investor Class	10.50%	8.50%	01/31/14
Russell 1000 Value Index	12.02%	9.57%	01/31/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 2.78% and 1.30%, respectively, which were the amounts stated in the current prospectus dated April 1, 2016. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS – 99.3%
	BASIC MATERIALS – 2.3%
4,552	Carpenter Technology Corp.	$162,825
13,174	Dominion Diamond Corp.[1]	125,812
7,966	Dow Chemical Co.	443,865
2,977	EI du Pont de Nemours & Co.	219,137
		951,639
	COMMUNICATIONS – 17.5%
753	Alphabet, Inc. - Class A*	584,237
517	Alphabet, Inc. - Class C*	391,907
556	Amazon.com, Inc.*	417,317
14,531	Ciena Corp.*	311,690
20,746	Cisco Systems, Inc.	618,646
14,706	eBay, Inc.*	408,974
7,580	Facebook, Inc. - Class A*	897,623
2,000	Motorola Solutions, Inc.	160,500
8,316	NICE Ltd. - ADR[1]	547,110
5,253	Proofpoint, Inc.*	404,533
16,895	Symantec Corp.	412,069
8,316	T-Mobile US, Inc.*	450,810
5,646	Time Warner, Inc.	518,416
12,693	Verizon Communications, Inc.	633,381
5,515	Walt Disney Co.	546,647
		7,303,860
	CONSUMER, CYCLICAL – 9.3%
3,064	Alaska Air Group, Inc.	252,075
4,666	Best Buy Co., Inc.	213,236
788	Churchill Downs, Inc.	120,643
5,533	Fastenal Co.	262,264
12,780	General Motors Co.	441,294
2,000	Hasbro, Inc.	170,780
7,266	Home Depot, Inc.	940,221
5,821	Macy's, Inc.	245,646
5,953	NIKE, Inc. - Class B	298,067
13,087	Starbucks Corp.	758,653
1,095	Vail Resorts, Inc.	173,448
		3,876,327
	CONSUMER, NON-CYCLICAL – 20.6%
3,283	Amgen, Inc.	472,982
11,950	Baxter International, Inc.	530,221
9,516	Colgate-Palmolive Co.	620,729
7,273	Conagra Brands, Inc.	266,846
2,189	Danaher Corp.	171,114
15,747	Dean Foods Co.	312,735

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,670	Gilead Sciences, Inc.	$196,779
5,165	Hershey Co.	499,146
6,609	Johnson & Johnson	735,582
2,450	Laboratory Corp. of America Holdings*	308,332
5,526	Medtronic PLC[1]	403,453
10,198	Merck & Co., Inc.	624,016
9,279	PepsiCo, Inc.	928,828
13,087	Pfizer, Inc.	420,616
4,640	Pinnacle Foods, Inc.	229,958
6,595	Procter & Gamble Co.	543,824
11,555	Sabre Corp.	298,697
4,777	UnitedHealth Group, Inc.	756,295
2,550	Universal Health Services, Inc. - Class B	313,701
		8,633,854
	ENERGY – 5.7%
7,333	Apache Corp.	483,611
8,572	Chevron Corp.	956,292
4,882	Exxon Mobil Corp.	426,199
9,717	Royal Dutch Shell PLC - Class B - ADR[1]	526,370
		2,392,472
	FINANCIAL – 16.1%
4,684	American Express Co.	337,435
20,089	Ares Capital Corp.	322,228
32,913	Bank of America Corp.	695,123
1,620	BlackRock, Inc.	600,680
7,003	Chemical Financial Corp.	363,316
28,624	Citizens Financial Group, Inc.	959,190
8,491	East West Bancorp, Inc.	406,549
12,912	Hartford Financial Services Group, Inc.	608,413
10,154	Hospitality Properties Trust - REIT	294,415
7,113	Intercontinental Exchange, Inc.	394,060
10,154	JPMorgan Chase & Co.	814,046
7,091	Marsh & McLennan Cos., Inc.	491,477
13,808	Senior Housing Properties Trust - REIT	249,373
1,882	Travelers Cos., Inc.	213,325
		6,749,630
	INDUSTRIAL – 13.1%
9,585	A.O. Smith Corp.	466,119
2,495	Eagle Materials, Inc.	242,514
3,327	FedEx Corp.	637,686
4,684	Fluor Corp.	250,641
8,666	Granite Construction, Inc.	511,207

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
5,077	Honeywell International, Inc.	$578,473
918	Martin Marietta Materials, Inc.	201,455
1,751	Middleby Corp.*	239,852
6,100	National Instruments Corp.	179,767
3,546	OSI Systems, Inc.*	268,432
3,852	Raytheon Co.	576,028
9,235	Republic Services, Inc.	512,450
2,058	Snap-on, Inc.	344,098
3,327	Woodward, Inc.	225,338
4,552	Xylem, Inc.	234,792
		5,468,852
	TECHNOLOGY – 10.8%
3,657	Apple, Inc.	404,172
7,047	Fortinet, Inc.*	212,115
18,776	Intel Corp.	651,527
5,253	Lam Research Corp.	556,923
9,060	Microchip Technology, Inc.	599,591
23,372	Micron Technology, Inc.*	456,455
7,500	Microsemi Corp.*	410,625
10,286	Microsoft Corp.	619,834
4,859	Paychex, Inc.	286,438
4,027	Red Hat, Inc.*	318,576
		4,516,256
	UTILITIES – 3.9%
3,560	American Electric Power Co., Inc.	210,218
5,296	American States Water Co.	224,551
19,127	California Water Service Group	660,838
9,060	NiSource, Inc.	198,776
5,909	PG&E Corp.	347,449
		1,641,832
	TOTAL COMMON STOCKS (Cost $35,383,707)	41,534,722

Principal Amount

	SHORT-TERM INVESTMENTS – 0.5%
$220,853	UMB Money Market Fiduciary, 0.01%[2]	220,853

	TOTAL SHORT-TERM INVESTMENTS (Cost $220,853)	220,853

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Value

TOTAL INVESTMENTS – 99.8% (Cost $35,604,560)	$41,755,575
Other Assets in Excess of Liabilities – 0.2%	75,366

TOTAL NET ASSETS – 100.0%	$41,830,941

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	20.6%
Communications	17.5%
Financial	16.1%
Industrial	13.1%
Technology	10.8%
Consumer, Cyclical	9.3%
Energy	5.7%
Utilities	3.9%
Basic Materials	2.3%
Total Common Stocks	99.3%
Short-Term Investments	0.5%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS – 93.4%
	BASIC MATERIALS – 5.5%
7,706	A Schulman, Inc.[1]	$256,610
3,104	Chemours Co.	76,731
2,515	Dow Chemical Co.[1]	140,136
2,152	Innophos Holdings, Inc.	117,327
3,347	Innospec, Inc.[1]	219,898
19,651	Luxfer Holdings PLC - ADR1 2	223,235
16,878	Rayonier Advanced Materials, Inc.[1]	234,267
11,851	Ryerson Holding Corp.*	169,469
7,998	Steel Dynamics, Inc.[1]	283,769
		1,721,442
	COMMUNICATIONS – 6.8%
2,838	AMC Networks, Inc. - Class A*	156,799
9,113	Discovery Communications, Inc. - Class A*	246,871
7,561	Discovery Communications, Inc. - Class C* 1	199,913
8,063	EarthLink Holdings Corp.[1]	42,573
11,287	FTD Cos., Inc.* 1	258,021
11,695	Intralinks Holdings, Inc.* 1	131,218
5,016	NETGEAR, Inc.* 1	269,359
4,403	Shutterfly, Inc.* 1	223,100
7,561	Telephone & Data Systems, Inc.[1]	203,618
5,990	Tribune Media Co. - Class A	215,101
27,786	Windstream Holdings, Inc.	205,894
		2,152,467
	CONSUMER, CYCLICAL – 12.2%
9,033	Abercrombie & Fitch Co. - Class A	129,804
10,942	Boyd Gaming Corp.* 1	206,147
5,512	Chico's FAS, Inc.[1]	84,389
23,980	Federal-Mogul Holdings Corp.*	229,489
1,568	Home Depot, Inc.[1]	202,899
8,696	Iconix Brand Group, Inc.*	78,003
6,414	International Speedway Corp. - Class A1	236,035
2,472	Lowe's Cos., Inc.[1]	174,400
1,858	Macy's, Inc.	78,408
8,956	Penn National Gaming, Inc.*	118,936
21,362	Pinnacle Entertainment, Inc.* 1	291,164
18,842	Regis Corp.* 1	254,367
19,361	Scientific Games Corp. - Class A* 1	285,575
7,921	SkyWest, Inc.[1]	291,889
8,897	Sonic Corp.	232,212
24,831	Spartan Motors, Inc.	222,237
19,394	Titan Machinery, Inc.* 1	271,322
14,479	Wabash National Corp.*	199,665

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
797	WESCO International, Inc.*	$54,116
4,877	World Fuel Services Corp.[1]	216,831
		3,857,888
	CONSUMER, NON-CYCLICAL – 19.4%
3,000	Aaron's, Inc.	87,360
12,117	ACCO Brands Corp.* 1	150,857
3,392	Aduro Biotech, Inc.* 1	38,669
1,642	AmerisourceBergen Corp.[1]	128,060
389	Anthem, Inc.	55,444
11,594	Ascent Capital Group, Inc. - Class A* 1	209,504
6,180	Avis Budget Group, Inc.* 1	236,632
11,377	Civitas Solutions, Inc.* 1	190,565
6,635	Clovis Oncology, Inc.* 1	227,381
13,554	EVERTEC, Inc.[2]	247,361
883	Express Scripts Holding Co.*	67,002
15,271	Flowers Foods, Inc.[1]	237,006
16,445	Hackett Group, Inc.[1]	292,063
12,141	Heron Therapeutics, Inc.*	186,364
4,823	Hologic, Inc.* 1	184,624
2,928	Ingles Markets, Inc. - Class A1	134,395
3,607	Insperity, Inc.[1]	261,147
3,877	Kroger Co.	125,227
9,747	Live Nation Entertainment, Inc.* 1	269,797
3,865	MacroGenics, Inc.*	100,219
1,011	MarketAxess Holdings, Inc.	167,593
4,551	Medifast, Inc.	177,853
5,495	Providence Service Corp.*	201,721
15,018	Rent-A-Center, Inc.[1]	173,458
16,656	RPX Corp.*	174,055
7,152	Service Corp. International[1]	193,033
8,658	SP Plus Corp.* 1	240,260
3,817	SpartanNash Co.	138,214
3,121	Sysco Corp.[1]	166,193
26,015	Teligent, Inc.*	187,048
3,846	Tenet Healthcare Corp.* 1	58,575
4,102	Total System Services, Inc.[1]	201,900
8,849	TrueBlue, Inc.*	185,387
14,295	Weight Watchers International, Inc.* 1	150,383
1,972	WellCare Health Plans, Inc.* 1	270,203
		6,115,553
	ENERGY – 3.7%
20,207	Alon USA Energy, Inc.	188,733

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
15,992	CVR Energy, Inc.[1]	$267,546
1,101	Murphy USA, Inc.*	75,077
667	REX American Resources Corp.*	65,153
11,545	Viper Energy Partners LP1	181,257
14,701	Westmoreland Coal Co.* 1	254,621
8,036	WPX Energy, Inc.*	124,879
		1,157,266
	FINANCIAL – 21.2%
1,978	Ameriprise Financial, Inc.[1]	225,907
2,244	Assurant, Inc.[1]	193,747
16,163	Astoria Financial Corp.[1]	264,265
4,219	BlackRock Capital Investment Corp.	31,263
8,752	Care Capital Properties, Inc. - REIT[1]	210,748
19,223	CBL & Associates Properties, Inc. - REIT[1]	227,985
10,277	CNO Financial Group, Inc.[1]	183,958
5,559	Columbia Property Trust, Inc. - REIT	117,072
2,855	CoreSite Realty Corp. - REIT	201,363
1,993	Digital Realty Trust, Inc. - REIT[1]	184,014
4,766	DuPont Fabros Technology, Inc. - REIT	193,786
5,674	Eaton Vance Corp.	229,457
2,886	Equity LifeStyle Properties, Inc. - REIT[1]	200,375
5,392	Farmers Capital Bank Corp.[1]	193,573
2,493	Getty Realty Corp. - REIT	59,882
2,496	Hanover Insurance Group, Inc.	216,129
11,340	Host Hotels & Resorts, Inc. - REIT[1]	202,306
15,537	KCG Holdings, Inc. - Class A* 1	219,693
132	Markel Corp.*	118,581
1,898	MasterCard, Inc. - Class A1	193,976
9,986	National Bank Holdings Corp. - Class A1	271,619
16,152	Nationstar Mortgage Holdings, Inc.* 1	274,261
21,093	OFG Bancorp1 2	284,755
3,889	Old Republic International Corp.	69,496
2,936	Popular, Inc.[2]	119,348
1,693	Primerica, Inc.	119,695
4,526	Principal Financial Group, Inc.[1]	261,105
2,356	PS Business Parks, Inc. - REIT[1]	263,236
8,120	Realogy Holdings Corp.[1]	196,098
4,787	Seritage Growth Properties - REIT[1]	228,053
873	Simon Property Group, Inc. - REIT[1]	156,834
2,022	State Street Corp.[1]	159,334
7,105	Summit Hotel Properties, Inc. - REIT	101,033
10,041	Washington Prime Group, Inc. - REIT	100,611
3,422	Wells Fargo & Co.	181,092

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
27,177	Western New England Bancorp, Inc.[1]	$228,287
		6,682,937
	INDUSTRIAL – 15.6%
5,951	Aegion Corp.*	143,955
5,060	Applied Industrial Technologies, Inc.[1]	302,841
8,144	ArcBest Corp.[1]	247,985
9,404	Benchmark Electronics, Inc.* 1	266,603
2,589	C.H. Robinson Worldwide, Inc.[1]	193,787
405	CLARCOR, Inc.	28,532
421	Crane Co.	30,939
6,375	Donaldson Co., Inc.[1]	258,570
8,767	Ducommun, Inc.* 1	250,736
4,475	Fluor Corp.[1]	239,457
5,910	Hub Group, Inc. - Class A* 1	253,243
2,003	Illinois Tool Works, Inc.[1]	250,736
2,586	Jabil Circuit, Inc.	54,694
1,291	Kadant, Inc.	80,817
2,618	Landstar System, Inc.[1]	213,236
20,667	LB Foster Co. - Class A	253,171
12,101	LMI Aerospace, Inc.*	109,635
1,996	Methode Electronics, Inc.	73,752
7,954	Mistras Group, Inc.* 1	188,033
15,558	Multi Packaging Solutions International Ltd.* 1 2	217,190
7,790	MYR Group, Inc.* 1	291,813
11,792	Owens-Illinois, Inc.* 1	216,619
28,118	Roadrunner Transportation Systems, Inc.* 1	282,023
8,752	Sparton Corp.*	213,374
4,303	Trinseo S.A.1 2	251,941
		4,913,682
	TECHNOLOGY – 4.2%
4,324	Activision Blizzard, Inc.	158,302
5,394	Datalink Corp.*	60,413
300	Engility Holdings, Inc.* 1	10,875
7,568	Insight Enterprises, Inc.* 1	265,031
2,955	MTS Systems Corp.[1]	159,127
5,771	NetApp, Inc.	210,988
2,177	SYNNEX Corp.[1]	254,513
12,685	Unisys Corp.*	188,372
		1,307,621
	UTILITIES – 4.8%
10,949	AES Corp.[1]	125,366
5,441	Avangrid, Inc.[1]	196,801

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
20,524	Calpine Corp.*	$228,843
2,999	CenterPoint Energy, Inc.	71,556
5,580	CMS Energy Corp.	224,428
3,018	Entergy Corp.[1]	207,427
20,178	NRG Energy, Inc.[1]	228,819
6,627	Spark Energy, Inc. - Class A1	168,988
1,143	UGI Corp.	51,206
		1,503,434
	TOTAL COMMON STOCKS (Cost $26,483,422)	29,412,290

Principal Amount
	SHORT-TERM INVESTMENTS – 8.0%
$2,510,141	UMB Money Market Fiduciary, 0.01%[3]	2,510,141

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,510,141)	2,510,141

	TOTAL INVESTMENTS – 101.4% (Cost $28,993,563)	31,922,431
	Liabilities in Excess of Other Assets – (1.4)%	(432,915)

	TOTAL NET ASSETS – 100.0%	$31,489,516
Number of Shares

	COMMON STOCKS – 91.5%
	BASIC MATERIALS – 6.0%
(2,244)	Albemarle Corp.	(196,978)
(7,283)	CF Industries Holdings, Inc.	(210,770)
(2,876)	Compass Minerals International, Inc.	(223,034)
(14,778)	Ferroglobe PLC[2]	(168,617)
(2,270)	Monsanto Co.	(233,152)
(9,204)	Olin Corp.	(239,304)
(10,866)	Schnitzer Steel Industries, Inc. - Class A	(303,161)
(7,376)	Southern Copper Corp.	(242,154)
(1,168)	U.S. Silica Holdings, Inc.	(59,113)
		(1,876,283)
	COMMUNICATIONS – 8.3%
(1,695)	Arista Networks, Inc.*	(160,703)
(880)	Charter Communications, Inc. - Class A*	(242,273)
(5,817)	comScore, Inc.*	(168,926)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(12,522)	Entercom Communications Corp. - Class A	$(190,334)
(5,457)	GrubHub, Inc.*	(202,073)
(22,294)	ORBCOMM, Inc.*	(187,492)
(19,304)	Quotient Technology, Inc.*	(247,091)
(11,165)	Reis, Inc.	(243,955)
(5,310)	Scholastic Corp.	(234,118)
(2,606)	TEGNA, Inc.	(58,453)
(1,979)	Walt Disney Co.	(196,158)
(6,714)	Zillow Group, Inc. - Class A*	(235,997)
(6,790)	Zillow Group, Inc. - Class C*	(243,897)
		(2,611,470)
	CONSUMER, CYCLICAL – 16.8%
(1,376)	Advance Auto Parts, Inc.	(233,535)
(4,967)	American Airlines Group, Inc.	(230,667)
(16,523)	Arctic Cat, Inc.	(251,811)
(4,884)	CST Brands, Inc.	(234,579)
(1,913)	Darden Restaurants, Inc.	(140,223)
(1,208)	DTS, Inc.	(51,292)
(17,482)	El Pollo Loco Holdings, Inc.*	(220,273)
(6,050)	Fiesta Restaurant Group, Inc.*	(173,332)
(7,952)	Hilton Worldwide Holdings, Inc.	(199,357)
(5,174)	ILG, Inc.	(93,494)
(6,895)	International Game Technology PLC[2]	(177,753)
(10,504)	Isle of Capri Casinos, Inc.*	(235,500)
(5,552)	Knoll, Inc.	(147,183)
(12,360)	Lumber Liquidators Holdings, Inc.*	(218,154)
(4,722)	Mobile Mini, Inc.	(144,965)
(7,776)	Motorcar Parts of America, Inc.*	(190,201)
(14,785)	National CineMedia, Inc.	(226,802)
(3,597)	Navistar International Corp.*	(110,644)
(6,463)	Norwegian Cruise Line Holdings Ltd.* 2	(257,292)
(10,551)	PCM, Inc.*	(212,603)
(4,735)	Penske Automotive Group, Inc.	(236,324)
(4,027)	Restoration Hardware Holdings, Inc.*	(145,173)
(5,204)	Shake Shack, Inc.*	(191,924)
(6,785)	Superior Uniform Group, Inc.	(130,204)
(810)	Tesla Motors, Inc.*	(153,414)
(20,279)	TravelCenters of America LLC*	(133,841)
(23,142)	Tuesday Morning Corp.*	(107,610)
(12,009)	William Lyon Homes - Class A*	(237,778)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,965)	Wynn Resorts Ltd.	$(200,410)
		(5,286,338)
	CONSUMER, NON-CYCLICAL – 13.0%
(7,222)	ACADIA Pharmaceuticals, Inc.*	(194,922)
(8,314)	Alarm.com Holdings, Inc.*	(246,261)
(13,365)	Albany Molecular Research, Inc.*	(225,200)
(160)	AMERCO	(54,634)
(3,314)	Career Education Corp.*	(33,107)
(1,155)	Constellation Brands, Inc. - Class A	(174,567)
(4,747)	Corcept Therapeutics, Inc.*	(39,827)
(10,462)	Craft Brew Alliance, Inc.*	(159,022)
(2,895)	Edgewell Personal Care Co.*	(229,110)
(4,272)	Grand Canyon Education, Inc.*	(243,931)
(1,875)	Heska Corp.*	(123,956)
(1,886)	Intrexon Corp.*	(55,034)
(11,450)	LifeLock, Inc.*	(272,625)
(1,467)	Macquarie Infrastructure Corp.	(120,206)
(5,821)	MGP Ingredients, Inc.	(275,333)
(29,112)	MiMedx Group, Inc.*	(275,982)
(5,123)	Patterson Cos., Inc.	(198,465)
(5,178)	Paylocity Holding Corp.*	(171,444)
(3,905)	Prothena Corp. PLC* 2	(230,473)
(3,888)	Repligen Corp.*	(125,194)
(3,333)	Reynolds American, Inc.	(180,315)
(3,370)	Strayer Education, Inc.*	(246,785)
(6,028)	Team, Inc.*	(206,760)
		(4,083,153)
	ENERGY – 5.5%
(3,360)	Anadarko Petroleum Corp.	(232,344)
(10,398)	Bristow Group, Inc.	(162,313)
(10,538)	Cheniere Energy Partners LP Holdings LLC	(231,415)
(6,244)	Cheniere Energy, Inc.*	(255,130)
(24,028)	Cloud Peak Energy, Inc.*	(137,921)
(3,480)	ONEOK, Inc.	(191,156)
(10,027)	Pattern Energy Group, Inc.	(196,830)
(2,906)	Phillips 66	(241,430)
(8,176)	Synergy Resources Corp.*	(77,590)
		(1,726,129)
	FINANCIAL – 18.0%
(4,967)	Agree Realty Corp. - REIT	(222,969)
(6,856)	Arlington Asset Investment Corp. - Class A	(111,341)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(9,793)	ARMOUR Residential REIT, Inc. - REIT	$(217,796)
(4,067)	Artisan Partners Asset Management, Inc. - Class A	(121,197)
(2,872)	Bank of the Ozarks, Inc.	(139,349)
(4,841)	CareTrust REIT, Inc. - REIT	(68,500)
(9,034)	CNB Financial Corp.	(210,131)
(7,348)	Colony Starwood Homes - REIT	(224,481)
(7,183)	Equity Commonwealth - REIT*	(208,882)
(1,481)	FBL Financial Group, Inc. - Class A	(113,371)
(10,333)	First Financial Northwest, Inc.	(175,248)
(6,015)	German American Bancorp, Inc.	(285,352)
(12,234)	Green Bancorp, Inc.*	(152,925)
(3,315)	Intercontinental Exchange, Inc.	(183,651)
(5,544)	Kennedy-Wilson Holdings, Inc.	(118,364)
(6,049)	Kite Realty Group Trust - REIT	(145,478)
(15,004)	Live Oak Bancshares, Inc.	(260,319)
(4,694)	LTC Properties, Inc. - REIT	(213,389)
(28,234)	MGIC Investment Corp.*	(256,082)
(22,222)	New York REIT, Inc. - REIT	(214,220)
(12,877)	NewStar Financial, Inc.*	(109,326)
(29,145)	NMI Holdings, Inc. - Class A*	(250,647)
(17,190)	NorthStar Asset Management Group, Inc.	(253,724)
(20,125)	NorthStar Realty Finance Corp. - REIT	(304,693)
(2,571)	Parkway, Inc. - REIT*	(50,392)
(14,884)	PennyMac Mortgage Investment Trust - REIT	(242,312)
(6,798)	PHH Corp.*	(98,707)
(1,219)	PRA Group, Inc.*	(43,823)
(6,891)	Sterling Bancorp	(156,770)
(23,293)	WisdomTree Investments, Inc.	(257,621)
(8,082)	Yadkin Financial Corp.	(264,766)
		(5,675,826)
	INDUSTRIAL – 14.2%
(8,642)	Aerovironment, Inc.*	(244,569)
(2,939)	Atlas Air Worldwide Holdings, Inc.*	(145,187)
(4,261)	AZZ, Inc.	(277,391)
(16,400)	CAI International, Inc.*	(144,812)
(9,456)	Covenant Transportation Group, Inc. - Class A*	(196,023)
(8,722)	CyberOptics Corp.*	(252,066)
(18,378)	Fortress Transportation & Infrastructure Investors LLC	(246,265)
(25,769)	Gener8 Maritime, Inc.* 2	(104,622)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(227,366)
(2,379)	ITT, Inc.	(96,040)
(689)	John Bean Technologies Corp.	(62,148)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(1,165)	Kirby Corp.*	$(73,919)
(10,529)	Lawson Products, Inc.*	(249,537)
(11,715)	LSB Industries, Inc.*	(90,206)
(5,355)	Northwest Pipe Co.*	(93,820)
(3,229)	Old Dominion Freight Line, Inc.*	(281,892)
(3,097)	Orbital ATK, Inc.	(264,267)
(3,843)	Saia, Inc.*	(160,445)
(2,110)	SPX Corp.*	(51,547)
(15,758)	SunPower Corp.*	(106,524)
(1,580)	Trex Co., Inc.*	(103,948)
(9,679)	Twin Disc, Inc.	(140,442)
(5,303)	U.S. Ecology, Inc.	(246,324)
(3,655)	Universal Display Corp.*	(199,746)
(2,170)	Vulcan Materials Co.	(272,661)
(1,996)	Zebra Technologies Corp. - Class A*	(157,784)
		(4,489,551)
	TECHNOLOGY – 4.5%
(2,373)	Benefitfocus, Inc.*	(64,783)
(6,373)	Envestnet, Inc.*	(230,065)
(26,993)	Immersion Corp.*	(278,028)
(6,936)	Micron Technology, Inc.*	(135,460)
(5,057)	Paycom Software, Inc.*	(226,908)
(15,566)	Silver Spring Networks, Inc.*	(217,146)
(9,725)	Veeco Instruments, Inc.*	(259,171)
		(1,411,561)
	UTILITIES – 5.2%
(3,249)	Atmos Energy Corp.	(231,069)
(4,553)	Connecticut Water Service, Inc.	(248,229)
(3,075)	Dominion Resources, Inc.	(225,367)
(5,221)	New Jersey Resources Corp.	(179,863)
(6,630)	PPL Corp.	(221,840)
(4,719)	SJW Group	(253,269)
(3,993)	South Jersey Industries, Inc.	(131,769)
(2,402)	Spire, Inc.	(155,025)
		(1,646,431)
	TOTAL COMMON STOCKS (Proceeds $26,296,507)	(28,806,742)

	TOTAL SECURITIES SOLD SHORT (Proceeds $26,296,507)	$(28,806,742)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	21.2%
Consumer, Non-cyclical	19.4%
Industrial	15.6%
Consumer, Cyclical	12.2%
Communications	6.8%
Basic Materials	5.5%
Utilities	4.8%
Technology	4.2%
Energy	3.7%
Total Common Stocks	93.4%
Short-Term Investments	8.0%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS – 99.9%
	BASIC MATERIALS – 8.1%
85,275	Coeur Mining, Inc.*	$822,904
40,148	Innophos Holdings, Inc.	2,188,869
14,333	Innospec, Inc.	941,678
25,260	Neenah Paper, Inc.	2,144,574
18,492	Ryerson Holding Corp.*	264,436
27,360	Stepan Co.	2,220,811
		8,583,272
	COMMUNICATIONS – 6.0%
72,069	Intralinks Holdings, Inc.*	808,614
26,181	Ixia*	359,989
45,613	KVH Industries, Inc.*	497,182
120,264	Liquidity Services, Inc.*	1,106,429
53,546	RetailMeNot, Inc.*	492,623
71,938	Salem Media Group, Inc.	410,047
59,101	Sonus Networks, Inc.*	356,379
32,085	TiVo Corp.*	649,721
92,000	XO Group, Inc.*	1,700,160
		6,381,144
	CONSUMER, CYCLICAL – 5.3%
12,874	Citi Trends, Inc.	223,493
69,044	Marcus Corp.	2,071,320
49,667	Marine Products Corp.	562,230
48,270	Monarch Casino & Resort, Inc.*	1,200,957
54,105	Superior Industries International, Inc.	1,360,741
8,589	Unifi, Inc.*	267,290
		5,686,031
	CONSUMER, NON-CYCLICAL – 19.0%
79,955	Achillion Pharmaceuticals, Inc.*	331,014
6,901	BioTelemetry, Inc.*	134,224
7,511	Capella Education Co.	655,335
8,792	Central Garden & Pet Co.*	253,913
19,095	CRA International, Inc.	627,462
17,796	Cutera, Inc.*	290,965
117,876	Enzo Biochem, Inc.*	803,914
22,143	Exelixis, Inc.*	374,660
34,958	Hackett Group, Inc.	620,854
5,036	Heska Corp.*	332,930
14,208	ICU Medical, Inc.*	2,134,752
7,244	Inter Parfums, Inc.	249,556
15,600	J&J Snack Foods Corp.	1,894,308
6,422	LHC Group, Inc.*	270,109
10,000	Lifeway Foods, Inc.*	116,300

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
23,610	Magellan Health, Inc.*	$1,718,808
108,992	MoneyGram International, Inc.*	1,190,193
34,645	Navigant Consulting, Inc.*	855,731
72,480	Nutraceutical International Corp.*	2,337,480
26,452	PRA Health Sciences, Inc.*	1,421,001
61,012	SpartanNash Co.	2,209,244
103,100	Travelport Worldwide Ltd.[1]	1,443,400
		20,266,153
	ENERGY – 2.0%
35,947	FutureFuel Corp.	493,552
48,127	Pacific Ethanol, Inc.*	413,892
107,523	SunCoke Energy, Inc.	1,227,913
		2,135,357
	FINANCIAL – 27.5%
4,571	AMERISAFE, Inc.	290,487
28,650	BancFirst Corp.	2,347,867
72,278	Brookline Bancorp, Inc.	1,076,942
36,649	CenterState Banks, Inc.	821,671
121,067	Charter Financial Corp.	1,732,469
36,261	EMC Insurance Group, Inc.	1,001,166
6,234	Employers Holdings, Inc.	220,372
54,774	Enterprise Financial Services Corp.	2,103,322
64,282	Essent Group Ltd.* 1	1,961,887
82,500	First Busey Corp.	2,261,325
11,576	Heartland Financial USA, Inc.	496,032
9,183	Independent Bank Corp.	173,559
9,678	Independent Bank Group, Inc.	581,648
50,380	James River Group Holdings Ltd.[1]	1,963,812
20,815	Mercantile Bank Corp.	682,940
183,904	New Senior Investment Group, Inc. - REIT	1,864,787
56,607	NMI Holdings, Inc. - Class A*	486,820
12,565	PennyMac Mortgage Investment Trust - REIT	204,558
51,321	Pzena Investment Management, Inc. - Class A	507,565
36,625	Republic Bancorp, Inc. - Class A	1,356,224
29,331	Saul Centers, Inc. - REIT	1,862,225
40,212	Selective Insurance Group, Inc.	1,652,713
96,050	United Community Banks, Inc.	2,610,639
48,047	Urstadt Biddle Properties, Inc. - Class A - REIT	1,088,264
		29,349,294
	INDUSTRIAL – 16.8%
39,780	AAR Corp.	1,467,484
18,173	Advanced Energy Industries, Inc.*	1,003,331

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
36,585	Air Transport Services Group, Inc.*	$592,677
7,558	Astec Industries, Inc.	501,095
16,082	Coherent, Inc.*	2,098,701
42,331	CTS Corp.	935,515
28,786	Ducommun, Inc.*	823,280
19,093	EnerSys	1,519,421
21,822	Fabrinet* 1	933,982
48,449	Gorman-Rupp Co.	1,451,048
91,745	Harsco Corp.	1,284,430
68,049	II-VI, Inc.*	2,055,080
5,565	Kadant, Inc.	348,369
5,901	Littelfuse, Inc.	860,307
11,193	MYR Group, Inc.*	419,290
42,152	NCI Building Systems, Inc.*	703,938
7,228	Powell Industries, Inc.	311,093
5,735	Universal Forest Products, Inc.	569,715
		17,878,756
	TECHNOLOGY – 13.6%
167,921	Amkor Technology, Inc.*	1,984,826
42,506	Barracuda Networks, Inc.*	936,832
127,789	Brooks Automation, Inc.	2,082,961
12,343	CACI International, Inc. - Class A*	1,597,184
61,082	Cohu, Inc.	760,471
40,135	Digi International, Inc.*	537,809
29,775	Engility Holdings, Inc.*	1,079,344
63,038	Insight Enterprises, Inc.*	2,207,591
13,886	Mercury Systems, Inc.*	412,553
16,519	Nanometrics, Inc.*	394,969
2,154	Power Integrations, Inc.	144,964
52,705	RealPage, Inc.*	1,507,363
6,508	Science Applications International Corp.	537,366
27,460	Ultra Clean Holdings, Inc.*	275,698
		14,459,931
	UTILITIES – 1.6%
11,695	IDACORP, Inc.	890,574
20,023	Middlesex Water Co.	815,737
		1,706,311
	TOTAL COMMON STOCKS (Cost $89,545,393)	106,446,249

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.2%
$1,301,531	UMB Money Market Fiduciary, 0.01%[2]	$1,301,531

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,301,531)	1,301,531

	TOTAL INVESTMENTS – 101.1% (Cost $90,846,924)	107,747,780
	Liabilities in Excess of Other Assets – (1.1)%	(1,120,431)

	TOTAL NET ASSETS – 100.0%	$106,627,349

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.5%
Consumer, Non-cyclical	19.0%
Industrial	16.8%
Technology	13.6%
Basic Materials	8.1%
Communications	6.0%
Consumer, Cyclical	5.3%
Energy	2.0%
Utilities	1.6%
Total Common Stocks	99.9%
Short-Term Investments	1.2%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS – 94.8%
	BASIC MATERIALS – 4.5%
6,870	Dow Chemical Co.	$382,797
9,542	International Paper Co.	464,886
3,782	LyondellBasell Industries N.V. - Class A1	341,590
		1,189,273
	COMMUNICATIONS – 8.3%
20,029	AT&T, Inc.	773,720
16,247	Cisco Systems, Inc.	484,485
8,252	Thomson Reuters Corp.[1]	356,569
11,863	Verizon Communications, Inc.	591,964
		2,206,738
	CONSUMER, CYCLICAL – 5.1%
5,172	Allison Transmission Holdings, Inc.	171,555
4,556	Home Depot, Inc.	589,547
8,510	Wal-Mart Stores, Inc.	599,359
		1,360,461
	CONSUMER, NON-CYCLICAL – 20.2%
6,791	AbbVie, Inc.	412,893
6,877	Altria Group, Inc.	439,647
10,143	Coca-Cola Co.	409,270
2,664	Eli Lilly & Co.	178,808
6,189	Johnson & Johnson	688,836
5,415	KAR Auction Services, Inc.	228,296
3,696	Kimberly-Clark Corp.	427,295
12,808	Merck & Co., Inc.	783,721
21,405	Pfizer, Inc.	687,957
5,587	Philip Morris International, Inc.	493,220
7,736	Procter & Gamble Co.	637,910
		5,387,853
	ENERGY – 7.4%
4,212	Chevron Corp.	469,891
6,189	Exxon Mobil Corp.	540,300
6,103	Marathon Petroleum Corp.	286,963
4,212	Occidental Petroleum Corp.	300,568
4,642	Schlumberger Ltd.[1]	390,160
		1,987,882
	FINANCIAL – 29.7%
5,329	Aflac, Inc.	380,384
4,985	American Financial Group, Inc.	409,917
4,126	Ameriprise Financial, Inc.	471,231
6,361	Arthur J. Gallagher & Co.	320,276
1,117	BlackRock, Inc.	414,173

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,642	CME Group, Inc.	$524,128
3,421	Crown Castle International Corp. - REIT	285,517
5,931	HCP, Inc. - REIT	175,142
8,940	Invesco Ltd.[1]	279,911
12,120	JPMorgan Chase & Co.	971,660
7,650	Liberty Property Trust - REIT	301,410
6,533	Marsh & McLennan Cos., Inc.	452,802
5,587	MetLife, Inc.	307,341
2,578	PNC Financial Services Group, Inc.	284,972
10,057	Prologis, Inc. - REIT	511,901
5,157	Prudential Financial, Inc.	518,794
5,660	Rayonier, Inc. - REIT	150,047
8,940	U.S. Bancorp	443,603
13,668	Wells Fargo & Co.	723,311
		7,926,520
	INDUSTRIAL – 8.2%
2,149	Crane Co.	157,930
6,963	Eaton Corp. PLC[1]	463,109
3,696	Emerson Electric Co.	208,602
22,694	General Electric Co.	698,067
1,031	Lockheed Martin Corp.	273,473
3,610	Norfolk Southern Corp.	384,321
		2,185,502
	TECHNOLOGY – 9.3%
4,899	Fidelity National Information Services, Inc.	378,154
25,101	HP, Inc.	386,555
12,722	Intel Corp.	441,453
1,461	International Business Machines Corp.	237,004
10,487	Microsoft Corp.	631,947
5,931	QUALCOMM, Inc.	404,079
		2,479,192
	UTILITIES – 2.1%
5,329	American Electric Power Co., Inc.	314,677
8,166	FirstEnergy Corp.	255,514
		570,191
	TOTAL COMMON STOCKS (Cost $22,667,193)	25,293,612

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.4%
$1,433,574	UMB Money Market Fiduciary, 0.01%[2]	$1,433,574

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,433,574)	1,433,574

	TOTAL INVESTMENTS – 100.2% (Cost $24,100,767)	26,727,186
	Liabilities in Excess of Other Assets – (0.2)%	(55,926)

	TOTAL NET ASSETS – 100.0%	$26,671,260

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	29.7%
Consumer, Non-cyclical	20.2%
Technology	9.3%
Communications	8.3%
Industrial	8.2%
Energy	7.4%
Consumer, Cyclical	5.1%
Basic Materials	4.5%
Utilities	2.1%
Total Common Stocks	94.8%
Short-Term Investments	5.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2016

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Assets:
Investments, at value (cost $35,604,560 and $28,993,563, respectively)	$41,755,575	$31,922,431
Cash deposited with broker for securities sold short	-	28,493,388
Receivables:
Investment securities sold	868,428	-
Fund shares sold	-	71,544
Dividends and interest	107,287	28,798
Prepaid expenses	16,507	9,130
Total assets	42,747,797	60,525,291

Liabilities:
Securities sold short, at value (proceeds $0 and $26,296,507, respectively)	-	28,806,742
Payables:
Investment securities purchased	798,060	-
Dividends on securities sold short and interest expense	-	21,011
Fund shares redeemed	5,470	135,728
Advisory fees	27,589	16,228
Distribution fees (Note 7)	18,193	5,600
Auditing fees	18,515	17,367
Transfer agent fees and expenses	11,758	7,035
Fund accounting fees	11,261	8,002
Fund administration fees	8,054	5,783
Custody fees	3,552	2,247
Trustees' fees and expenses	1,356	814
Chief Compliance Officer fees	1,001	681
Accrued other expenses	12,047	8,537
Total liabilities	916,856	29,035,775
Net Assets	$41,830,941	$31,489,516

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,631,230	$43,108,383
Accumulated net investment income (loss)	44,740	(627,847)
Accumulated net realized gain (loss) on investments	3,003,956	(11,409,653)
Net unrealized appreciation (depreciation) on:
Investments	6,151,015	2,928,868
Securities sold short	-	(2,510,235)
Net Assets	$41,830,941	$31,489,516

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$26,832,346	$30,045,550
Shares of beneficial interest issued and outstanding	1,142,001	2,066,441
Offering and redemption price per share	$23.50	$14.54
Class C Shares:
Net assets applicable to shares outstanding	$14,998,595	$-
Shares of beneficial interest issued and outstanding	697,604	-
Offering and redemption price per share[1]	$21.50	$-
Institutional Class Shares:
Net assets applicable to shares outstanding	$-	$1,443,967
Shares of beneficial interest issued and outstanding	-	105,653
Offering and redemption price per share	$-	$13.67

[1]
Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% of any shares sold during months 13-18.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2016

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Assets:
Investments, at value (cost $90,846,924 and $24,100,767, respectively)	$107,747,780	$26,727,186
Receivables:
Investment securities sold	9,210,812	221,816
Fund shares sold	456,724	59,456
Dividends and interest	92,764	88,746
Prepaid expenses	11,129	4,000
Total assets	117,519,209	27,101,204

Liabilities:
Payables:
Investment securities purchased	10,515,180	291,660
Fund shares redeemed	207,026	52,025
Advisory fees	48,674	7,506
Distribution fees (Note 7)	19,325	5,186
Transfer agent fees and expenses	18,630	5,208
Auditing fees	17,438	17,983
Fund accounting fees	16,235	8,657
Fund administration fees	15,598	7,082
Custody fees	7,223	2,228
Legal fees	3,138	3,528
Chief Compliance Officer fees	1,777	1,240
Trustees' fees and expenses	433	687
Offering costs - Advisor	-	23,081
Accrued other expenses	21,183	3,873
Total liabilities	10,891,860	429,944

Net Assets	$106,627,349	$26,671,260

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$89,655,951	$24,033,941
Accumulated net investment income (loss)	(266,320)	52,616
Accumulated net realized gain (loss) on investments	336,862	(41,716)
Net unrealized appreciation on investments	16,900,856	2,626,419
Net Assets	$106,627,349	$26,671,260

Shares of beneficial interest issued and outstanding		1,488,113
Offering and redemption price per share		$17.92

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$99,614,737
Shares of beneficial interest issued and outstanding	3,720,935
Offering and redemption price per share	$26.77
Institutional Class Shares:
Net assets applicable to shares outstanding	$7,012,612
Shares of beneficial interest issued and outstanding	259,865
Offering and redemption price per share	$26.99

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2016

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,197 and $0, respectively)	$1,020,119	$451,264
Interest	27	578
Total investment income	1,020,146	451,842

Expenses:
Advisory fees	416,157	272,544
Distribution fees - Class C (Note 7)	157,083	-
Distribution fees - Investor Class (Note 7)	76,428	59,236
Distribution fees - Institiutional Class (Note 7)	-	9,957
Fund administration fees	47,826	42,464
Fund accounting fees	45,136	50,140
Transfer agent fees and expenses	44,508	35,766
Registration fees	32,782	28,488
Custody fees	19,142	17,723
Auditing fees	18,500	17,500
Legal fees	13,487	14,001
Shareholder reporting fees	12,275	7,694
Trustees' fees and expenses	6,471	6,470
Miscellaneous	5,973	5,051
Chief Compliance Officer fees	5,010	5,229
Insurance fees	1,297	1,209
Dividends on securities sold short	-	437,535
Interest expense	-	223,158
Total expenses	902,075	1,234,165
Advisory fees waived	(21,211)	(157,445)
Other expenses absorbed	-	-
Net expenses	880,864	1,076,720
Net investment income (loss)	139,282	(624,878)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	3,041,844	2,973,123
Securities sold short	-	(1,518,073)
Net realized gain	3,041,844	1,455,050

Net change in unrealized appreciation/depreciation on:
Investments	(2,235,126)	3,114,407
Securities sold short	-	(2,742,685)
Net change in unrealized appreciation/depreciation	(2,235,126)	371,722
Net realized and unrealized gain on investments and securities sold short	806,718	1,826,772

Net Increase in Net Assets from Operations	$946,000	$1,201,894

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2016

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $1,886, respectively)	$1,235,124	$657,112
Interest	115	67
Total investment income	1,235,239	657,179

Expenses:
Advisory fees	893,316	156,908
Distribution fees - Class C* (Note 7)	53,259	-
Distribution fees - Investor Class (Note 7)	226,806	49,035
Transfer agent fees and expenses	122,516	23,057
Fund administration fees	105,341	40,307
Fund accounting fees	66,455	32,055
Registration fees	55,322	23,738
Shareholder reporting fees	45,684	7,411
Custody fees	35,097	6,107
Auditing fees	17,500	17,500
Legal fees	10,879	9,961
Miscellaneous fees	8,199	4,486
Trustees' fees and expenses	6,971	6,471
Chief Compliance Officer fees	6,202	4,729
Insurance fees	1,370	1,195
Total expenses	1,654,917	382,960
Advisory fees waived	(243,497)	(128,025)
Net expenses	1,411,420	254,935
Net investment income (loss)	(176,181)	402,244

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	886,763	(23,266)
Securities sold short	2,495	-
Net realized gain (loss)	889,258	(23,266)

Net change in unrealized appreciation/depreciation on investments	8,721,697	2,506,582
Net realized and unrealized gain on investments and securities sold short	9,610,955	2,483,316

Net Increase in Net Assets from Operations	$9,434,774	$2,885,560

*	Class C shares converted into Investor Class shares on October 31, 2016.
See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$139,282	$(44,909)
Net realized gain on investments	3,041,844	3,054,848
Net change in unrealized appreciation/depreciation on investments	(2,235,126)	(2,355,452)
Net increase in net assets resulting from operations	946,000	654,487

Distributions to shareholders:
From net realized gains:
Investor Class	(2,150,643)	(1,761,104)
Class C	(954,522)	(869,124)
Total distributions to shareholders	(3,105,165)	(2,630,228)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	5,853,189	17,138,744
Class C	2,307,658	4,777,012
Reinvestment of distributions:
Investor Class	1,406,903	1,190,242
Class C	430,074	457,739
Cost of shares redeemed:
Investor Class[1]	(18,201,987)	(7,351,181)
Class C2	(3,184,352)	(2,303,985)
Net increase (decrease) in net assets from capital transactions	(11,388,515)	13,908,571

Total increase (decrease) in net assets	(13,547,680)	11,932,830

Net Assets:
Beginning of period	55,378,621	43,445,791
End of period	$41,830,941	$55,378,621

Accumulated net investment income (loss)	$44,740	$(49,671)

Capital Share Transactions:
Shares sold:
Investor Class	260,433	712,285
Class C	113,118	214,421
Shares reinvested:
Investor Class	63,288	50,391
Class C	20,990	20,769
Shares redeemed:
Investor Class	(828,954)	(309,010)
Class C	(154,285)	(103,372)
Net increase (decrease) in capital share transactions	(525,410)	585,484

[1]	Net of redemption fee proceeds of $3,075 and $8,450, respectively.
[2]	Net of redemption fee proceeds of $362 and $9, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(624,878)	$(282,205)
Net realized gain on investments and securities sold short	1,455,050	1,168,783
Net change in unrealized appreciation/depreciation on investments and securities sold short	371,722	(383,605)
Net increase in net assets resulting from operations	1,201,894	502,973

Capital Transactions:
Net proceeds from shares sold:
Investor Class	33,182,861	2,200,903
Institutional Class	802,097	75,595
Cost of shares redeemed:
Investor Class[1]	(12,727,615)	(2,766,727)
Institutional Class	(192,707)	(358,856)
Net increase (decrease) in net assets from capital transactions	21,064,636	(849,085)

Total increase (decrease) in net assets	22,266,530	(346,112)

Net Assets:
Beginning of period	9,222,986	9,569,098
End of period	$31,489,516	$9,222,986

Accumulated net investment loss	$(627,847)	$(278,140)

Capital Share Transactions:
Shares sold:
Investor Class	2,345,163	164,230
Institutional Class	59,454	5,931
Shares redeemed:
Investor Class	(890,850)	(207,927)
Institutional Class	(14,219)	(28,365)
Net increase (decrease) in capital share transactions	1,499,548	(66,131)

[1]	Net of redemption fee proceeds of $5,961 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(176,181)	$(237,925)
Net realized gain (loss) on investments	889,258	(420,660)
Net change in unrealized appreciation/depreciation on investments	8,721,697	4,815,546
Net increase in net assets resulting from operations	9,434,774	4,156,961

Distributions to shareholders:
From net realized gains:
Investor Class	-	(2,220,156)
Class C4	-	(147,778)
Institutional Class	-	(51,689)
Total distributions to shareholders	-	(2,419,623)

Capital Transactions:
Proceeds from shares sold:
Investor Class	37,905,040	63,669,317
Class C4	644,147	5,115,349
Institutional Class	5,841,428	2,224,214
Reinvestment of distributions:
Investor Class	-	2,048,428
Class C4	-	143,862
Institutional Class	-	51,688
Cost of shares redeemed:
Investor Class[1]	(48,165,227)	(19,912,788)
Class C2, 4	(2,436,960)	(1,071,571)
Institutional Class[3]	(2,554,371)	(323,309)
Net increase (decrease) in net assets from capital transactions	(8,765,943)	51,945,190

Total increase in net assets	668,831	53,682,528

Net Assets:
Beginning of period	105,958,518	52,275,990
End of period	$106,627,349	$105,958,518

Accumulated net investment loss	$(266,320)	$(233,744)

Capital Share Transactions:
Shares sold
Investor Class	1,871,203	2,646,322
Class C4	28,679	215,958
Institutional Class	242,301	92,446
Shares reinvested
Investor Class	-	89,101
Class C4	-	6,299
Institutional Class	-	2,243
Shares redeemed
Investor Class	(2,100,620)	(840,965)
Class C4	(330,030)	(45,379)
Institutional Class	(111,655)	(13,594)
Net increase (decrease) in capital share transactions	(400,122)	2,152,431

[1]	Net of redemption fee proceeds of $13,899 and $4,504, respectively.
[2]	Net of redemption fee proceeds of $5 and $27, respectively.
[3]	Net of redemption fee proceeds of $1,983 and $690, respectively.
[4]	Class C shares converted into Investor Class shares on October 31, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$402,244	$200,849
Net realized gain (loss) on investments	(23,266)	47,941
Net change in unrealized appreciation/depreciation on investments	2,506,582	(387,525)
Net increase (decrease) in net assets resulting from operations	2,885,560	(138,735)

Distributions to shareholders:
From net investment income	(350,943)	(188,727)
From net realized gains	(96,249)	(21,728)
Total distributions to shareholders	(447,192)	(210,455)

Capital Transactions:
Proceeds from shares sold	19,359,945	3,543,297
Reinvestment of distributions	433,231	208,494
Cost of shares redeemed[1]	(5,356,739)	(4,969,146)
Net increase (decrease) in net assets from capital transactions	14,436,437	(1,217,355)

Total increase (decrease) in net assets	16,874,805	(1,566,545)

Net Assets:
Beginning of period	9,796,455	11,363,000
End of period	$26,671,260	$9,796,455

Accumulated net investment income	$52,616	$28,213

Capital Share Transactions:
Shares sold	1,190,546	209,939
Shares reinvested	25,919	12,658
Shares redeemed	(315,169)	(297,763)
Net increase (decrease) in capital share transactions	901,296	(75,166)

[1]	Net of redemption fee proceeds of $1,962 and $41, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Year Ended November 30, 2016

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,201,894
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(52,018,068)
Sale of investment securities	37,276,618
Sale of short-term investment securities, net	(2,510,141)
Closed short sale transactions	(42,357,291)
Proceeds from short sale transactions	58,387,025
Increase in deposits with brokers for short sales	(19,230,491)
Increase in dividends and interest receivable	(19,155)
Decrease in receivables for investment securities sold	9,956
Decrease in due from Advisor	8,931
Increase in prepaid expenses	(1,402)
Decrease in due to custodian payable	(149,540)
Increase in dividends on securities sold short and interest expense payable	1,082
Increase in accrued expenses	23,812
Litigation Proceeds	41,853
Net realized gain on investments	(1,455,050)
Net change in unrealized appreciation/depreciation on investments	(371,722)
Net cash used for operating activities	(21,161,689)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	33,946,283
Payment on shares redeemed	(12,784,594)
Net cash provided by financing activities	21,161,689

Net Increase/Decrease in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012
Net asset value, beginning of period	$23.95		$24.93	$21.90		$17.45		$15.50
Income from Investment Operations:
Net investment income[1]	0.12		0.03	0.04		0.04		0.06
Net realized and unrealized gain on investments	0.74		0.45	2.99		4.43		1.89
Total from investment operations	0.86		0.48	3.03		4.47		1.95

Less Distributions:
From net investment income	-		-	-		(0.02)		-
From net realized gain	(1.31)		(1.47)	-		-		-
Total distributions	(1.31)		(1.47)	-		(0.02)		-

Redemption fee proceeds[1]	-	[2]	0.01	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$23.50		$23.95	$24.93		$21.90		$17.45

Total return[3]	3.92%		2.04%	13.84%		25.65%		12.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,832		$39,453	$29,752		$25,551		$19,002

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%		1.68%	1.73%		1.86%		2.04%
After fees waived and expenses absorbed	1.65%		1.65%	1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.51%		0.10%	0.00%		(0.01%)		(0.04%)
After fees waived and expenses absorbed	0.56%		0.13%	0.15%		0.20%		0.35%

Portfolio turnover rate	51%		37%	46%		69%		50%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012
Net asset value, beginning of period	$22.19		$23.37		$20.69		$16.59		$14.85
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.14)		(0.13)		(0.10)		(0.07)
Net realized and unrealized gain on investments	0.66		0.43		2.81		4.20		1.81
Total from investment operations	0.62		0.29		2.68		4.10		1.74

Less Distributions:
From net realized gain	(1.31)		(1.47)		-		-		-
Total distributions	(1.31)		(1.47)		-		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$21.50		$22.19		$23.37		$20.69		$16.59

Total return[3]	3.10%		1.28%		12.95%		24.71%		11.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,999		$15,926		$13,694		$12,032		$7,442

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.45%		2.43%		2.48%		2.61%		2.79%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.24%)		(0.65%)		(0.68%)		(0.76%)		(0.79%)
After fees waived and expenses absorbed	(0.19%)		(0.62%)		(0.60%)		(0.55%)		(0.40%)

Portfolio turnover rate	51%		37%		46%		69%		50%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012
Net asset value, beginning of period	$13.78		$13.02	$12.66		$13.69		$13.45
Income from Investment Operations:
Net investment loss[1]	(0.36)		(0.40)	(0.32)		(0.33)		(0.36)
Net realized and unrealized gain (loss) on investments	1.12		1.16	0.68		(0.70)		0.60
Total from investment operations	0.76		0.76	0.36		(1.03)		0.24

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-

Net asset value, end of period	$14.54		$13.78	$13.02		$12.66		$13.69

Total return[3]	5.52%		5.84%	2.84%		(7.52%)		1.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,046		$8,435	$8,540		$13,567		$33,726

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	4.95%		6.79%	5.77%		4.93%		4.70%
After fees waived and expenses absorbed	4.31%		4.65%	4.26%		4.37%		4.36%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.13%)		(5.17%)	(4.00%)		(3.06%)		(2.99%)
After fees waived and expenses absorbed	(2.49%)		(3.03%)	(2.49%)		(2.50%)		(2.65%)

Portfolio turnover rate	179%		180%	144%		60%		80%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012

Net asset value, beginning of period	$13.04	$12.42	$12.17	$13.26	$13.12
Income from Investment Operations:
Net investment loss[1]	(0.42)	(0.48)	(0.40)	(0.41)	(0.45)
Net realized and unrealized gain (loss) on investments	1.05	1.10	0.65	(0.68)	0.59
Total from investment operations	0.63	0.62	0.25	(1.09)	0.14

Net asset value, end of period	$13.67	$13.04	$12.42	$12.17	$13.26

Total return[2]	4.83%	4.99%	2.05%	(8.22%)	1.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,444	$788	$1,029	$1,893	$3,774

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.60%	7.54%	6.52%	5.68%	5.45%
After fees waived and expenses absorbed	4.96%	5.40%	5.01%	5.12%	5.11%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.78%)	(5.92%)	(4.75%)	(3.81%)	(3.74%)
After fees waived and expenses absorbed	(3.14%)	(3.78%)	(3.24%)	(3.25%)	(3.40%)

Portfolio turnover rate	179%	180%	144%	60%	80%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012
Net asset value, beginning of period	$24.21		$23.47		$23.73		$16.28		$13.89
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)		(0.06)		(0.02)		-	[3]	0.27
Net realized and unrealized gain on investments	2.60		1.88		0.27		7.73		2.10
Total from investment operations	2.56		1.82		0.25		7.73		2.37

Less Distributions:
From net investment income	-		-		-		(0.24)		(0.02)
From net realized gain	-		(1.08)		(0.51)		(0.05)		-
Total distributions	-		(1.08)		(0.51)		(0.29)		(0.02)

Redemption fee proceeds[1]	-	[3]	-	[3]	-	[3]	0.01		0.04

Net asset value, end of period	$26.77		$24.21		$23.47		$23.73		$16.28

Total return[2]	10.57%		8.00%		1.11%		48.24%		17.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,615		$95,622		$48,242		$39,560		$1,300

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%		1.66%		1.88%		2.27%		29.04%
After fees waived and expenses absorbed	1.43%		1.39%		1.39%		1.39%		1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.43%)		(0.53%)		(0.56%)		(0.88%)		(25.90%)
After fees waived and expenses absorbed	(0.18%)		(0.26%)		(0.07%)		0.00%		1.75%

Portfolio turnover rate	147%		162%		154%		140%		173%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period February 28, 2014* through November 30, 2014
Net asset value, beginning of period	$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.02	-	0.04
Net realized and unrealized gain on investments	2.63	1.89	0.37
Total from investment operations	2.65	1.89	0.41

Less Distributions:
From net realized gain	-	(1.08)	-
Total distributions	-	(1.08)	-

Redemption fee proceeds[1]	0.02	0.01	-

Net asset value, end of period	$26.99	$24.32	$23.50

Total return[2]	10.98%	8.34%	1.78%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%	1.41%	1.70%	[4]
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.14%)	(0.28%)	(0.32%)	[4]
After fees waived and expenses absorbed	0.11%	(0.01%)	0.24%	[4]

Portfolio turnover rate	147%	162%	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Period January 31, 2014* through November 30, 2014

Net asset value, beginning of period	$16.69		$17.17		$15.00
Income from Investment Operations:
Net investment income [1]	0.35		0.30		0.21
Net realized and unrealized gain (loss) on investments	1.35		(0.47)		2.05
Total from investment operations	1.70		(0.17)		2.26

Less Distributions:
From net investment income	(0.31)		(0.28)		(0.09)
From net realized gain	(0.16)		(0.03)		-
Total distributions	(0.47)		(0.31)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$17.92		$16.69		$17.17

Total return[3]	10.50%		(0.92%)		15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,671		$9,796		$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.95%		2.78%		5.34%	[5]
After fees waived and expenses absorbed	1.30%		1.30%		1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.40%		0.30%		(2.55%)	[5]
After fees waived and expenses absorbed	2.05%		1.78%		1.49%	[5]

Portfolio turnover rate	15%		29%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2016

Note 1 – Organization
Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2016 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2016, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

		Total Limit on Annual Operating Expenses
	Investment Advisory Fees	Investor Class	Class C	Institutional Class
All-Cap Core Fund	0.90%	1.65%	2.40%	-
Market Neutral Fund	1.10%	1.65%	-	1.40%
Small-Cap Core Fund	0.90%	1.39%	-	1.14%
Dividend Fund	0.80%	1.30%	-	-

For the year ended November 30, 2016, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$21,211
Market Neutral Fund	157,445
Small-Cap Core Fund	243,497
Dividend Fund	128,025
Total	$550,178

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$33,793	$171,727	$236,865	$166,730
2018	14,445	194,602	207,926	166,684
2019	21,211	157,445	243,497	128,025
Total	$69,449	$523,774	$688,288	$461,439

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended November 30, 2016, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2016, are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

Note 4 – Federal Income Taxes
At November 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$35,640,339	$28,977,742	$91,221,364	$24,084,135

Gross unrealized appreciation	$6,628,316	$3,784,840	$18,577,024	$3,045,013
Gross unrealized depreciation	(513,080)	(840,151)	(2,050,608)	(401,962)
Net unrealized appreciation on investments	$6,115,236	$2,944,689	$16,526,416	$2,643,051

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2016, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

	Paid-in capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss

All-Cap Core Fund	$-	$(44,871)	$44,871
Market Neutral Fund	(301,959)	275,171	26,788
Small-Cap Core Fund	(164,508)	143,605	20,903
Dividend Fund	1	(26,898)	26,897

As of November 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$44,740	$-	$-	$52,616
Undistributed long-term gains	3,039,735	-	711,302	-
Tax accumulated earnings	3,084,475	-	711,302	52,616

Accumulated capital and other losses	$-	$(12,000,795)	$(266,320)	$(58,348)
Unrealized depreciation on short securities	-	(2,562,761)	-	-
Unrealized appreciation on investments	6,115,236	2,944,689	16,526,416	2,643,051
Total accumulated earnings (deficit)	$9,199,711	$(11,618,867)	$16,971,398	$2,637,319

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$-	$-	$-	$-
Long-term capital gains	3,105,165	2,630,228	-	-
Total distributions paid	$3,105,165	$2,630,228	$-	$-

	Small-Cap Core Fund		Dividend Fund

	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$-	$529,839	$350,943	$208,267
Long-term capital gains	-	1,889,784	96,249	2,188
Total distributions paid	$-	$2,419,623	$447,192	$210,455

At November 30, 2016, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$-	$9,635,313	$-	$-
2018	-	1,737,635	-	-
2019	-	-	-	-
Not subject to expiration:
Short-term	-	-	-	-
Long-term	-	-	-	58,348
Total	$-	$11,372,948	$-	$58,348

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2016, the Market Neutral and Small-Cap Core Funds utilized $1,507,431 and $528,093, respectively, of capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

As of November 30, 2016, the Market Neutral and Small-Cap Core Funds had $627,847 and $266,320 respectively of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended November 30, 2016 and November 30, 2015, redemption fees were as follows:

	November 30, 2016	November 30, 2015
All-Cap Core Fund	$3,437	$8,459
Market Neutral Fund	5,961	-
Small-Cap Core Fund	15,887	5,221
Dividend Fund	1,962	41

Note 6 – Investment Transactions
For the year ended November 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$23,874,785	$37,939,399	$-	$-
Market Neutral Fund	52,018,068	37,276,618	58,387,025	42,357,314
Small-Cap Core Fund	145,816,687	151,023,586	67,441	64,946
Dividend Fund	15,978,243	2,902,803	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares, Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the year ended November 30, 2016, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds' assets carried at fair value:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$41,534,722	$-	$-	$41,534,722
Short-Term Investments	220,853	-	-	220,853
Total Investments	$41,755,575	$-	$-	$41,755,575
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$29,412,290	$-	$-	$29,412,290
Short-Term Investments	2,510,141	-	-	2,510,141
Total Assets	$31,922,431	$-	$-	$31,922,431

Liabilities
Securities Sold Short
Common Stocks[1]	$(28,806,742)	$-	$-	$(28,806,742)
Total Liabilities	$(28,806,742)	$-	$-	$(28,806,742)
Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$106,446,249	$-	$-	$106,446,249
Short-Term Investments	1,301,531	-	-	1,301,531
Total Investments	$107,747,780	$-	$-	$107,747,780
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$25,293,612	$-	$-	$25,293,612
Short-Term Investments	1,433,574	-	-	1,433,574
Total Investments	$26,727,186	$-	$-	$26,727,186

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016

Note 10 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Subsequent events for the Zacks Funds are as follows:

The Funds declared the payment of a distribution to be paid, on December 19, 2016, to shareholders of record on December 16, 2016 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
All-Cap Core Fund	Investor Class	$1.69565	None	$0.04039
All-Cap Core Fund	Class C	1.69565	None	None
Small-Cap Core Fund	Investor Class	0.15385	None	None
Small-Cap Core Fund	Institutional Class	0.15385	None	None
Dividend Fund	Investor Class	None	None	0.06431

As of January 31, 2017, the Dividend Fund will offer two classes of shares: Investor Class and Institutional Class.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Zacks Funds and the
Board of Trustees of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2016, and the related statements of operations and cash flows (with respect for Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund as of November 30, 2016, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 30, 2017

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation
For the fiscal year ended November 30, 2016, the All-Cap Core and Dividend Funds designate $3,105,165 and $96,249, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, the Dividend Fund designates income dividends of 100% as qualified dividend income paid during the fiscal year ended November 30, 2016.

Corporate Dividends Received Deduction
For the fiscal year ended November 30, 2016, 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Small-Cap Core and Dividend Funds.

Trustees and Officers Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	78	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	78	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	78	None.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	78	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	78	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust
Maureen Quill [a] (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016
Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).
			N/A	N/A

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, LLC (the “Investment Advisor”) for an additional one-year term with respect to the following series of the Trust (the “Funds”):

•	the Zacks All-Cap Core Fund (the “All-Cap Fund”),

•	the Zacks Dividend Fund (the “Dividend Fund”),

•	the Zacks Market Neutral Fund (the “Market Neutral Fund”), and

•	the Zacks Small-Cap Core Fund (the “Small-Cap Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2016; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•
The All-Cap Fund’s total return for the one-year period was above the Peer Group and All-Cap Growth/Blend Custom Fund Universe median returns, but below the Russell 3000 Index return by 3.01%. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the Russell 3000 Index return by 1.58%. For the five-year period, the Fund’s annualized total return was below the return of the Russell 3000 Index, the Peer Group median return, and the Fund Universe median return by 2.32%, 0.44%, and 0.34%, respectively. For the ten-year period, the Fund’s annualized total return was below the return of the Russell 3000 Index, the Fund Universe median return, and the Peer Group median return by 1.52%, 0.77%, and 0.11%, respectively. The Board considered that the Fund’s performance had improved relative to its Peer Group and Fund Universe over the past three years, and that over every period the Fund’s volatility of returns was relatively low, as measured by its standard deviation.

•	The Dividend Fund’s total return for the one-year period was above the median returns of the Peer Group and Large Value Fund Universe, and above the return of the Russell 1000 Value Index.

•
The Market Neutral Fund’s annualized total returns for the one-, three-, and five-year periods were above the median returns of the Peer Group and Market Neutral Fund Universe, and above the returns of the Citigroup 3-Month U.S. Treasury Bill Index.

•
The Small-Cap Fund’s annualized total returns for the three- and five-year periods were above the median returns of the Peer Group and the Small Blend Fund Universe, as well as above the return of the Russell 2000 Index. The Fund’s total return for the one-year period was the same as the median return of the Peer Group and above the return of the Russell 2000 Index, but below the median return of the Fund Universe by 2.42%. The Trustees noted that over the one-year period the Fund’s volatility of returns was relatively low, as measured by its standard deviation.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The All-Cap Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and All-Cap Growth/Blend Custom Fund Universe medians by 0.19% and 0.15%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.42% and 0.41%, respectively. The Trustees noted that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

•
The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Large Value Fund Universe and Peer Group medians by 0.10% and 0.05%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.22% and 0.05%, respectively. The Trustees noted that the Fund’s average net assets were smaller than the average net assets of funds in the Peer Group, and significantly smaller than the average net assets of funds in the Fund Universe.

•
The Market Neutral Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Market Neutral Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Fund Universe median, but slightly above the Peer Group median by 0.02%. The Board noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group.

•
The Small-Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, and slightly above the Small Blend Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charged institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly above the Fund Universe and Peer Group medians by 0.07% and 0.04%, respectively. The Board noted that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Fund Universe.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In considering the advisory fee and total expenses for each Fund, the Trustees noted that the Investment Advisor is in the process of evaluating all of the Funds’ fees and is considering changes to the Funds’ share classes, which may reduce the total expenses of certain classes of certain Funds. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2016, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Market Neutral Fund and the Dividend Fund, waived a significant portion of its advisory fee with respect to the Small-Cap Fund, and waived a portion of its advisory fee with respect to the All-Cap Fund. The Board considered that the Investment Advisor had not realized any profit with respect to the Market Neutral Fund and the Dividend Fund, and determined that the Investment Advisor’s profitability with respect to the All-Cap Fund and the Small-Cap Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds (other than its receipt of investment advisory fees), including 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research received from broker-dealers providing execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusions
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class A, C and Investor Class only; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/16	11/30/16	6/1/16–11/30/16
Investor Class	Actual Performance	$1,000.00	$1,038.90	$8.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.76	8.31
Class C	Actual Performance	1,000.00	1,034.60	12.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.00	12.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Investor Class and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES-(Continued)
For the Six Months Ended November 30, 2016 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/16	11/30/16	6/1/16–11/30/16
Investor Class	Actual Performance	$1,000.00	$1,011.10	$22.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.90	22.12
Institutional Class	Actual Performance	1,000.00	1,008.10	25.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,000.00	25.00

*
Expenses are equal to the Fund’s annualized expense ratio of 4.42% and 5.00% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/16	11/30/16	6/1/16–11/30/16
Investor Class	Actual Performance	$1,000.00	$1,160.90	$7.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.86	7.20
Institutional Class	Actual Performance	1,000.00	1,162.90	6.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.76

*
Expenses are equal to the Fund’s annualized expense ratios of 1.43% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	6/1/16	11/30/16	6/1/16–11/30/16
Actual Performance	$1,000.00	$1,062.80	$6.71
Hypothetical (5% annual return before expenses)	1,000.00	1,018.50	6.56

*
Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
227 W. Monroe, Suite 4350
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Investor Class	CZOVX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.
Item 3. Audit Committee Financial Expert.
The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2016	FYE 11/30/2015
Audit Fees	$59,200	$60,0000
Audit-Related Fees	N/A	N/A
Tax Fees	$11,200	$10,000
All Other Fees*	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2016	FYE 11/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2016	FYE 11/30/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/2017

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/08/2017